Income Taxes - Components of deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss	$ 7,675	$ 146,382
Mineral properties	39,555	0
Plant, equipment, and mine development	30,767	60,840
Intangible assets	21,710	0
Royalty	6,292	0
Interest expense carryforward	1,935	24,369
Asset retirement obligation	997	927
Stock-based compensation	405	257
Accrued compensation	197	0
Inventories	191	15,438
Reorganization costs	0	7,701
Other liabilities	0	609
Credits and other	0	(6)
Valuation allowance	(109,724)	(256,517)
Total net deferred tax assets	$ 0	$ 0